COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under scheduled operating leases that have initial or remaining noncancelable terms in excess of one year are as follows:

Year ending December 31,
2013	$2,369,000
2014	2,231,000
2015	2,041,000
2016	1,893,000
2017	85,000
Thereafter	—
Total minimum payments	$8,619,000